N-4	Jul. 25, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	Lincoln Life Variable Annuity Account Q
Entity Central Index Key	0001048604
Entity Investment Company Type	N-4
Document Period End Date	Jul. 25, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

The following line item is added to Appendix A – Funds Available Under the Contract:

Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.56%	9.41%	5.77%	5.60%

Variable Option [Line Items]
Portfolio Companies [Table Text Block]
Investment Objective	Fund and Adviser/Sub- adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2024)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund – Standard Class advised by Lincoln Financial Investments Corporation	0.56%	9.41%	5.77%	5.60%

LVIP Structured Moderate Allocation Fund – Standard Class [Member]
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.
Portfolio Company Name [Text Block]	LVIP Structured Moderate Allocation Fund – Standard Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Current Expenses [Percent]	0.56%
Average Annual Total Returns, 1 Year [Percent]	9.41%
Average Annual Total Returns, 5 Years [Percent]	5.77%
Average Annual Total Returns, 10 Years [Percent]	5.60%